Revenues (Tables)	12 Months Ended
Dec. 31, 2020
Revenues
Schedule of the Company's revenues by revenue recognition method

	2020	2019
	$	$
Revenue from contracts with customers:
Sales of goods under long-term contracts	12,432,666	4,585,337
Sales of goods in point of time	1,730,273	228,641
Other revenue:
Sale of intellectual properties (i)	3,612,090	—
	17,775,029	4,813,978